13. DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Revenue Tables
Deferred revenue
	At December 31	At December 31
(in thousands)	2017	2016

Deferred revenue – toll milling	$29,679	$-
	$29,679	$-

Deferred revenue-by balance sheet presentation:
Current	$2,498	$-
Non-current	27,181	-
	$29,679	$-

Deferred revenue liability continuity
(in thousands)	2017

Balance-January 1	$-
Proceeds of APG Arrangement, net
Upfront proceeds	32,860
Less: toll milling cash receipts from July 1, 2016 to January 31, 2017	(2,659)
Revenue earned during the period	(2,114)
Foreign exchange	1,592
Balance-December 31	$29,679